7. Business Segments (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 0	$ 0	$ 0	$ 0
Assets	943,839	1,614,224	886,695	1,136,214
Net loss	(10,614,118)	(4,996,835)	(6,108,117)	(13,384,634)
Property and equipment	1,522	2,941	2,366	6,573
Assets under construction	919,138	1,075,173	846,285	970,847
Depreciation	844	3,632	4,207	7,219
Additions to assets under construction	72,853	104,326	119,722	147,706
Headquarters [Member]
Revenue	0	0	0	0
Assets	24,701	539,051	40,410	165,367
Net loss	(10,614,118)	(4,966,835)	(5,837,007)	(6,406,177)
Property and equipment	1,522	2,941	2,366	6,573
Assets under construction	0	0	0	0
Depreciation	673	3,632	4,207	7,219
Additions to assets under construction	0	0	0	0
US Territories [Member]
Revenue	0	0	0	0
Assets	870,140	755,064	797,287	677,564
Net loss	0	0	0	0
Property and equipment	0	0	0	0
Assets under construction	870,140	755,064	797,287	677,564
Depreciation	0	0	0	0
Additions to assets under construction	72,853	77,500	119,722	134,471
Bahamas [Member]
Revenue	0	0	0	0
Assets		271,111	0	244,285
Net loss	0	0	(271,110)	(6,978,457)
Property and equipment	0	0	0	0
Assets under construction		271,111	0	244,285
Depreciation	0	0	0	0
Additions to assets under construction	0	26,826	0	13,235
Other [Member]
Revenue	0	0	0	0
Assets	48,998	48,998	48,998	48,998
Net loss	0	0	0	0
Property and equipment	0	0	0	0
Assets under construction	48,998	48,998	48,998	48,998
Depreciation	0	0	0	0
Additions to assets under construction	$ 0	$ 0	$ 0	$ 0